Provisions, income tax liabilities and other liabilities - Current Provisions and Other Current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Taxes payable, other than corporate income taxes	€ 428	€ 347		€ 361
Employee-related liabilities	2,126	2,042		1,978
Restructuring provisions	594	631		790
Interest rate derivatives	1	0		2
Currency derivatives	62	205		87
Equity derivatives	16	0		0
Amounts payable for acquisitions of non-current assets	559	467		413
Customer contract liabilities	319	252		0
Other current liabilities	7,112	6,188		6,072
Total	€ 11,217	€ 10,132	[1]	9,703	[1]
Litigation amount payable				€ 315

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.